Taxation	12 Months Ended
Dec. 31, 2024
Taxation
Taxation
10	Taxation

aIncome taxes

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Commencing from the year of assessment 2018/2019, the first HK$2 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

Singapore

The Company’s subsidiary, HelloWorld Online Education PTE.LTD, is considered Singapore tax resident enterprise under Singapore tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determined under Singapore tax laws at a statutory tax rate of 17%.

Malaysia

The Company’s subsidiary, 51Talk Training SDN.BHD, is established in Malaysia and its income is subject to Malaysia tax laws. The income tax rate is 15% for the first MYR150 taxable income, 17% on the next MYR450, and 24% thereafter.

10	Taxation (Continued)

Thailand

The Company’s subsidiary, Helloworld Education Online (Thailand) Co., Ltd, is established in Thailand and its income is subject to Thailand tax laws. The income tax rate is 20% on taxable profits.

Saudi Arabia

The Company’s subsidiary, Darb Al-Najah Training Company, is established in Saudi and its income is subject to Saudi Arabia tax laws. The income tax rate is 20% on taxable profits.

United Arab Emirates

The Company’s subsidiaries, HAWO EDUCATION INVESTMENT-FZCO and Hawo Online Training L.L.C-FZ, are established in United Arab Emirates and their income is subject to United Arab Emirates tax laws. The income tax rate is 9% on taxable profits.

Philippines

Entities incorporated in Philippines are subject to enterprise income tax in the Philippines at a rate of 25% for Philippines Co II, and 20% for Philippines Co III. As of December 31, 2023 and 2024, the Company’s subsidiaries in Philippines had an accumulated profit. Philippines Co II has been registered with the Philippine Economic Zone Authority, or PEZA, as an Eco zone IT Enterprise since December 19, 2014. As such, it is entitled to an income tax holiday, or 100% exemption from corporate income tax, for four years from its PEZA registration, the tax and duty free importation of raw materials, capital equipment, machineries and spare parts, VAT zero-rating for local purchases of goods and services, and exemption from payment of local government imposts, fees, licenses, and taxes, and exemption from expanded withholding tax under Philippines tax law. In February 2022, Philippines Co II left the PEZA offices in Alpha and Bacolod and the tax holiday ended.

Payments of dividends by Philippines Co II and Philippines Co III are subject to withholding tax in the Philippines at the rate of 25%. As of December 31, 2022, 2023 and 2024, the Group did not record any withholding tax on the retained earnings of its subsidiaries in the Philippines, as the impact was immaterial as of December 31, 2022, 2023 and 2024.

In addition to corporate income tax, Philippines Co II and Philippines Co III are also subjected to 12% of Value Added Tax on all income generated within the Philippines.

PRC Withholding Tax on Dividends

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between China Mainland and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Notice 9 on February 3, 2018, which provides that a “beneficial owner” refers to a person who has ownership and disposal rights to the income or any rights and assets arising from such income, and the tax authority is discretionary to determine whether an enterprise is determined as a “beneficial owner.”

10Taxation (Continued)

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022			2023			2024
	International	PRC		International	PRC		International	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Income/(loss) before income tax expenses	(14,358)	1,574	(12,784)	(16,367)	1,453	(14,914)	(8,821)	1,775	(7,046)
Current income tax expenses	50	—	50	281	—	281	149	112	261
Deferred income tax expenses/(benefits)	10	—	10	(163)	—	(163)	15	—	15
Income tax expenses	60	—	60	118	—	118	164	112	276

Reconciliation of the differences between statutory tax rate and the effective tax rate:

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	As of December 31,
	2022	2023	2024
PRC statutory tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	(15.40)%	(10.97)%	(12.49)%
Effect on tax holiday	0.00%	(0.00)%	0.00%
Impact of preferential tax rates	—%	0.16%	0.01%
Changes in valuation allowance	(5.69)%	(12.39)%	(12.29)%
Permanent book-tax differences—non-deductible expenses	(4.38)%	(1.91)%	(1.53)%
Tax effect of withholding tax	—%	—%	(2.62)%
Prior true - ups adjustment	—%	0.55%	—%
Change in unrecognized tax benefits	—%	(1.23)%	—%
Effective tax rate	(0.47)%	(0.79)%	(3.92)%

b	Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of December 31,
	2023	2024
	US$	US$
Deferred tax assets
Tax loss carryforwards	5,197	6,440
lease liabilities	152	633
Defined benefits liabilities	8	21
Accruals and other liabilities	40	26
Share-based compensation	(4)	(4)
Unrealized foreign exchange loss	38	20
Less: Valuation allowance	(4,559)	(5,377)
Total deferred tax assets, net	872	1,759

Deferred tax liabilities
Contract costs related assets	(629)	(1,029)
Right-of-use assets	(171)	(673)
Total deferred tax liabilities	(800)	(1,702)
Net deferred tax assets	72	57

10Taxation (Continued)

US$2,722, US$1,230, nil, nil and US$30,850 of the tax loss carryforwards will expire in the years ended December 31, 2025, 2026, 2027, 2028 and 2029 and thereafter, respectively.

The Group’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the Group’s business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Group’s income tax provision would increase or decrease in the period in which the assessment is changed.

Movement of Valuation Allowance

The following table shows the movement of valuation allowance for the periods presented:

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at beginning of the year	(3,633)	(4,361)	(4,559)
Provision	(1,259)	(2,387)	(1,838)
Current period reversal	531	628	1,020
Prior true- ups adjustment	—	1,561	—
Balance at end of the year	(4,361)	(4,559)	(5,377)

cUncertain Tax Positions

The total amount of gross unrecognized tax benefits was US$285 as of December 31, 2023, if recognized, would affect the Group’s effective tax rate. The Group recognized uncertain tax benefits in income taxes payable on the consolidated balance sheet as of December 31, 2023. After paying corporate income tax of US$148 in compliance with the local laws in June 2024, the Group no longer had any significant outstanding unrecognized tax benefits for that period.

For the years ended December 31, 2023, the Group recognized interests of US$1 and penalties of US$200 related to unrecognized tax benefits in other expenses in the consolidated statement of comprehensive loss. As of December 31, 2023, the Group recognized interests and penalties of US$201 in accrued expenses and other current liabilities on the consolidated balance sheet. After paying tax interests and obtaining tax penalties exemption in compliance with the local laws in June 2024, the Group no longer had any outstanding provision for interests and penalties of taxes for that period.

As of December 31, 2024, the Company did not have any uncertain tax positions or related interest and penalties.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	For the year ended December 31,
	2023	2024
	US$	US$
Unrecognized tax benefits at beginning of the year	—	285
Gross increases—tax position in prior period	100	—
Gross increases—tax position in current period	185	—
Gross decreases—tax position in prior period	—	(137)
Settlement	—	(148)
Unrecognized tax benefits at end of the year	285	—

Tax returns of the Company’s major subsidiaries in the PRC, Hong Kong, Singapore, Malaysia, Thailand, Saudi Arabia, United Arab Emirates and Philippines remain subject to examination by relevant tax authorities for five years, six years, five years, seven years, five years, five years, seven years and three years, respectively, from the date of filing.